Schedule of Investments (unaudited)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.(a)	132,024	$ 8,238,298
Kaman Corp.	396,859	9,504,773
Mercury Systems, Inc.(a)(b)	729,815	26,689,334
National Presto Industries, Inc.	40,929	3,285,780
Triumph Group, Inc.(a)	1,075,281	17,828,159
		65,546,344
Air Freight & Logistics — 0.8%
Forward Air Corp.	359,033	22,572,405
Hub Group, Inc., Class A(a)	436,403	40,122,892
		62,695,297
Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)(b)	1,636,845	14,420,604
Dana, Inc.	1,797,276	26,258,202
Dorman Products, Inc.(a)(b)	123,555	10,305,723
Gentherm, Inc.(a)	249,060	13,040,782
LCI Industries	131,065	16,476,181
Phinia, Inc.	655,918	19,867,756
Standard Motor Products, Inc.	262,801	10,462,108
		110,831,356
Automobiles — 0.2%
Winnebago Industries, Inc.	185,038	13,485,569
Banks — 11.0%
Ameris Bancorp	694,034	36,818,504
Atlantic Union Bankshares Corp.	655,405	23,948,499
Axos Financial, Inc.(a)	241,257	13,172,632
Banc of California, Inc.	1,829,903	24,575,597
BancFirst Corp.	77,537	7,546,676
Bank of Hawaii Corp.	243,528	17,646,039
BankUnited, Inc.	893,048	28,961,547
Banner Corp.	253,922	13,600,062
Berkshire Hills Bancorp, Inc.	239,853	5,955,550
Brookline Bancorp, Inc.	1,063,411	11,601,814
Capitol Federal Financial, Inc.	1,768,998	11,410,037
Cathay General Bancorp	403,912	18,002,358
Central Pacific Financial Corp.	306,136	6,024,756
City Holding Co.	44,353	4,890,362
Community Bank System, Inc.	431,602	22,490,780
CVB Financial Corp.	1,011,416	20,420,489
Dime Community Bancshares, Inc.	485,562	13,076,185
Eagle Bancorp, Inc.	358,680	10,810,615
FB Financial Corp.	493,614	19,670,518
First Bancorp/Southern Pines NC	196,276	7,264,175
First Commonwealth Financial Corp.	606,635	9,366,444
First Financial Bancorp	853,700	20,275,375
First Hawaiian, Inc.	1,785,400	40,814,244
Fulton Financial Corp.	1,142,183	18,800,332
Hanmi Financial Corp.	195,997	3,802,342
Heritage Financial Corp.	303,908	6,500,592
Hilltop Holdings, Inc.	649,952	22,884,810
Hope Bancorp, Inc.	1,449,153	17,505,768
Independent Bank Corp.	361,457	23,787,485
Independent Bank Group, Inc.	504,409	25,664,330
Lakeland Financial Corp.	137,870	8,983,609
National Bank Holdings Corp., Class A	298,038	11,084,033
NBT Bancorp, Inc.	380,522	15,947,677
Northfield Bancorp, Inc.	553,496	6,962,980
Northwest Bancshares, Inc.	1,174,342	14,655,788
Pacific Premier Bancorp, Inc.	1,153,585	33,580,859
Park National Corp.	118,960	15,805,026
Security	Shares	Value
Banks (continued)
Provident Financial Services, Inc.	913,143	$ 16,463,968
Renasant Corp.	676,607	22,788,124
S&T Bancorp, Inc.	181,722	6,073,149
Seacoast Banking Corp. of Florida	785,193	22,346,593
ServisFirst Bancshares, Inc.	370,134	24,662,028
Simmons First National Corp., Class A	1,522,278	30,201,996
Southside Bancshares, Inc.	245,063	7,675,373
Stellar Bancorp, Inc.	658,614	18,335,814
Tompkins Financial Corp.	174,695	10,521,880
TrustCo Bank Corp.	173,386	5,383,635
Trustmark Corp.	535,791	14,937,853
United Community Banks, Inc.	977,496	28,601,533
Veritex Holdings, Inc.	469,831	10,932,967
WaFd, Inc.	548,737	18,086,372
Westamerica BanCorp	101,750	5,739,718
WSFS Financial Corp.	423,889	19,469,222
		876,529,114
Beverages — 0.2%
MGP Ingredients, Inc.(b)	92,323	9,095,662
National Beverage Corp.(a)	147,686	7,342,948
		16,438,610
Biotechnology — 1.8%
Alkermes PLC(a)	840,531	23,316,330
Arcus Biosciences, Inc.(a)	447,200	8,541,520
Cytokinetics, Inc.(a)	754,522	62,995,042
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	830,848	9,504,901
Myriad Genetics, Inc.(a)	635,963	12,172,332
REGENXBIO, Inc.(a)(b)	324,433	5,823,572
Vir Biotechnology, Inc.(a)	1,204,520	12,117,471
Xencor, Inc.(a)(b)	410,932	8,724,087
		143,195,255
Broadline Retail — 0.6%
Kohl’s Corp.	1,548,633	44,414,794
Building Products — 1.6%
American Woodmark Corp.(a)(b)	101,599	9,433,467
Apogee Enterprises, Inc.	170,720	9,118,155
Griffon Corp.	184,298	11,232,963
Hayward Holdings, Inc.(a)(b)	1,764,000	23,990,400
Insteel Industries, Inc.	100,587	3,851,476
Masterbrand, Inc.(a)	1,773,508	26,336,594
Quanex Building Products Corp.	143,066	4,373,528
Resideo Technologies, Inc.(a)	2,042,664	38,442,937
		126,779,520
Capital Markets — 1.3%
Artisan Partners Asset Management, Inc., Class A	382,368	16,893,018
B Riley Financial, Inc.(b)	231,056	4,849,865
Brightsphere Investment Group, Inc.	180,601	3,460,315
Moelis & Co., Class A	271,282	15,227,059
Piper Sandler Cos.	107,344	18,771,245
PJT Partners, Inc., Class A	87,626	8,926,461
StoneX Group, Inc.(a)	375,318	27,709,728
Virtus Investment Partners, Inc.	35,135	8,494,238
		104,331,929
Chemicals — 2.7%
AdvanSix, Inc.	379,058	11,356,578
Balchem Corp.(b)	198,475	29,523,156
HB Fuller Co.	385,458	31,380,136
Ingevity Corp.(a)(b)	471,419	22,260,405
Innospec, Inc.	128,722	15,863,699
Koppers Holdings, Inc.	137,638	7,049,819

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Mativ Holdings, Inc.	757,035	$ 11,590,206
Minerals Technologies, Inc.	228,733	16,310,950
Quaker Chemical Corp.	93,386	19,930,440
Sensient Technologies Corp.	336,935	22,237,710
Stepan Co.	297,287	28,108,486
		215,611,585
Commercial Services & Supplies — 3.2%
ABM Industries, Inc.	916,848	41,102,296
Brady Corp., Class A, NVS	220,634	12,949,010
CoreCivic, Inc.(a)	1,589,431	23,094,432
Deluxe Corp.	611,302	13,112,428
Enviri Corp.(a)	1,109,492	9,985,428
GEO Group, Inc. (The)(a)	1,707,415	18,491,305
Healthcare Services Group, Inc.(a)	1,038,579	10,770,064
HNI Corp.	262,022	10,960,380
Interface, Inc., Class A	817,203	10,313,102
Matthews International Corp., Class A	153,458	5,624,236
MillerKnoll, Inc.	1,028,090	27,429,441
OPENLANE, Inc.(a)	1,511,264	22,381,820
Pitney Bowes, Inc.	1,839,580	8,094,152
UniFirst Corp.	124,686	22,806,316
Vestis Corp.	859,608	18,172,113
		255,286,523
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.	996,111	7,311,455
Digi International, Inc.(a)(b)	505,843	13,151,918
Extreme Networks, Inc.(a)	729,125	12,861,765
Harmonic, Inc.(a)	725,781	9,464,184
NetScout Systems, Inc.(a)(b)	993,294	21,802,803
Viasat, Inc.(a)(b)	1,045,175	29,212,641
Viavi Solutions, Inc.(a)	3,111,495	31,332,755
		125,137,521
Construction & Engineering — 1.1%
Arcosa, Inc.	279,699	23,114,325
Dycom Industries, Inc.(a)(b)	410,394	47,232,246
Granite Construction, Inc.	301,183	15,318,167
		85,664,738
Consumer Finance — 1.2%
Bread Financial Holdings, Inc.	497,094	16,374,276
Encore Capital Group, Inc.(a)(b)	330,693	16,782,670
Enova International, Inc.(a)	391,743	21,686,892
EZCORP, Inc., Class A, NVS(a)(b)	728,951	6,371,032
Green Dot Corp., Class A(a)	672	6,653
Navient Corp.	1,184,341	22,052,429
PRA Group, Inc.(a)	551,819	14,457,658
		97,731,610
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc. (The)	208,325	11,987,021
Chefs’ Warehouse, Inc. (The)(a)	493,644	14,527,943
PriceSmart, Inc.	350,253	26,542,172
SpartanNash Co.	486,938	11,175,227
United Natural Foods, Inc.(a)	835,340	13,557,568
		77,789,931
Containers & Packaging — 0.8%
Myers Industries, Inc.	262,652	5,134,847
O-I Glass, Inc.(a)(b)	2,169,421	35,535,116
Sealed Air Corp.	603,856	22,052,821
		62,722,784
Security	Shares	Value
Diversified Consumer Services — 0.4%
Mister Car Wash, Inc.(a)(b)	688,117	$ 5,945,331
Perdoceo Education Corp.	406,467	7,137,560
Strategic Education, Inc.	182,213	16,831,015
		29,913,906
Diversified REITs — 1.2%
Alexander & Baldwin, Inc.	1,014,840	19,302,257
American Assets Trust, Inc.	679,676	15,299,507
Armada Hoffler Properties, Inc.	540,298	6,683,486
Essential Properties Realty Trust, Inc.	1,047,796	26,781,665
Global Net Lease, Inc.	2,739,243	27,255,468
		95,322,383
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	146,712	5,717,367
Consolidated Communications Holdings, Inc.(a)	1,043,050	4,537,267
EchoStar Corp., Class A(a)	272,999	4,523,593
Lumen Technologies, Inc.(a)	14,115,355	25,831,100
		40,609,327
Electrical Equipment — 0.2%
SunPower Corp.(a)(b)	1,201,032	5,800,985
Vicor Corp.(a)(b)	149,161	6,703,295
		12,504,280
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	198,205	21,588,489
Benchmark Electronics, Inc.	501,712	13,867,320
CTS Corp.	192,798	8,432,984
ePlus, Inc.(a)	146,953	11,732,727
Insight Enterprises, Inc.(a)(b)	135,595	24,026,078
Itron, Inc.(a)(b)	324,608	24,511,150
Knowles Corp.(a)(b)	748,848	13,411,868
Methode Electronics, Inc.	502,920	11,431,372
PC Connection, Inc.	158,871	10,677,720
Plexus Corp.(a)	215,310	23,281,470
Rogers Corp.(a)	77,761	10,269,895
Sanmina Corp.(a)	800,654	41,129,596
ScanSource, Inc.(a)	351,062	13,905,566
TTM Technologies, Inc.(a)	1,430,494	22,616,110
		250,882,345
Energy Equipment & Services — 1.3%
Bristow Group, Inc.(a)	337,646	9,545,252
Core Laboratories, Inc.(b)	367,978	6,498,491
Dril-Quip, Inc.(a)(b)	480,622	11,184,074
Helmerich & Payne, Inc.	639,891	23,176,852
Nabors Industries Ltd.(a)(b)	125,125	10,213,954
Oil States International, Inc.(a)	453,513	3,079,353
Patterson-UTI Energy, Inc.	2,022,917	21,847,504
ProPetro Holding Corp.(a)(b)	1,193,756	10,003,675
U.S. Silica Holdings, Inc.(a)	1,078,002	12,192,203
		107,741,358
Entertainment — 0.0%
Marcus Corp. (The)(b)	165,076	2,406,808
Financial Services — 2.1%
Jackson Financial, Inc., Class A	147,863	7,570,586
Mr. Cooper Group, Inc.(a)	921,437	60,003,977
NCR Atleos Corp.(a)	936,067	22,737,067
NMI Holdings, Inc., Class A(a)	399,098	11,845,229
Payoneer Global, Inc.(a)	1,649,018	8,591,384
Radian Group, Inc.	874,641	24,971,000
Walker & Dunlop, Inc.	266,757	29,612,695
		165,331,938

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 1.4%
B&G Foods, Inc.	1,100,017	$ 11,550,179
Calavo Growers, Inc.	249,775	7,345,883
Fresh Del Monte Produce, Inc.	471,268	12,370,785
Hain Celestial Group, Inc. (The)(a)(b)	1,261,572	13,814,213
John B Sanfilippo & Son, Inc.	59,304	6,110,684
Simply Good Foods Co. (The)(a)	469,206	18,580,558
Tootsie Roll Industries, Inc.	93,643	3,112,693
TreeHouse Foods, Inc.(a)(b)	704,062	29,183,370
WK Kellogg Co.	921,192	12,104,463
		114,172,828
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	167,394	17,681,828
Northwest Natural Holding Co.	516,714	20,120,843
		37,802,671
Ground Transportation — 0.4%
Heartland Express, Inc.(b)	288,576	4,115,094
Marten Transport Ltd.	430,297	9,027,631
RXO, Inc.(a)(b)	887,598	20,645,529
		33,788,254
Health Care Equipment & Supplies — 1.8%
Artivion, Inc.(a)(b)	250,974	4,487,415
Avanos Medical, Inc.(a)	657,951	14,757,841
Embecta Corp.	801,364	15,169,821
ICU Medical, Inc.(a)	283,701	28,296,338
Merit Medical Systems, Inc.(a)(b)	331,268	25,163,117
Omnicell, Inc.(a)	636,150	23,938,324
STAAR Surgical Co.(a)(b)	266,367	8,313,314
Tandem Diabetes Care, Inc.(a)(b)	491,500	14,538,570
Varex Imaging Corp.(a)(b)	567,049	11,624,505
		146,289,245
Health Care Providers & Services — 2.5%
AdaptHealth Corp.(a)(b)	1,150,867	8,389,820
Addus HomeCare Corp.(a)	132,250	12,279,413
Agiliti, Inc.(a)(b)	490,465	3,884,483
AMN Healthcare Services, Inc.(a)(b)	243,202	18,210,966
Cross Country Healthcare, Inc.(a)(b)	464,672	10,520,174
Enhabit, Inc.(a)(b)	705,001	7,296,760
Fulgent Genetics, Inc.(a)	283,382	8,192,574
ModivCare, Inc.(a)(b)	173,570	7,635,344
National HealthCare Corp.	100,517	9,289,781
Owens & Minor, Inc.(a)(b)	1,074,653	20,708,563
Pediatrix Medical Group, Inc.(a)	1,156,413	10,754,641
Premier, Inc., Class A	1,674,313	37,437,639
Select Medical Holdings Corp.	1,470,935	34,566,972
U.S. Physical Therapy, Inc.	94,841	8,833,491
		198,000,621
Health Care REITs — 0.4%
CareTrust REIT, Inc.	619,651	13,867,789
Community Healthcare Trust, Inc.	212,847	5,670,244
LTC Properties, Inc.	331,964	10,662,684
Universal Health Realty Income Trust	93,461	4,042,188
		34,242,905
Health Care Technology — 0.6%
Certara, Inc.(a)(b)	632,582	11,127,117
HealthStream, Inc.	159,528	4,312,042
Schrodinger, Inc.(a)(b)	336,231	12,037,070
Simulations Plus, Inc.	91,470	4,093,283
Veradigm, Inc.(a)(b)	1,528,072	16,029,475
		47,598,987
Security	Shares	Value
Hotel & Resort REITs — 0.8%
Chatham Lodging Trust	687,131	$ 7,366,044
Pebblebrook Hotel Trust(b)	1,685,925	26,941,081
Service Properties Trust	2,329,140	19,890,856
Summit Hotel Properties, Inc.	701,832	4,716,311
Xenia Hotels & Resorts, Inc.	611,485	8,328,426
		67,242,718
Hotels, Restaurants & Leisure — 1.6%
BJ’s Restaurants, Inc.(a)	326,788	11,767,636
Bloomin’ Brands, Inc.	619,447	17,437,433
Brinker International, Inc.(a)(b)	358,412	15,476,230
Cheesecake Factory, Inc. (The)	352,906	12,355,239
Chuy’s Holdings, Inc.(a)(b)	105,566	4,035,788
Cracker Barrel Old Country Store, Inc.	310,009	23,895,494
Dine Brands Global, Inc.	124,652	6,188,972
Golden Entertainment, Inc.	117,110	4,676,202
Papa John’s International, Inc.	242,891	18,515,581
Sabre Corp.(a)(b)	2,508,304	11,036,538
		125,385,113
Household Durables — 2.6%
Century Communities, Inc.	194,754	17,749,880
Ethan Allen Interiors, Inc.	188,693	6,023,081
iRobot Corp.(a)	258,650	10,009,755
La-Z-Boy, Inc.	278,505	10,282,405
LGI Homes, Inc.(a)	114,729	15,277,314
MDC Holdings, Inc.	835,657	46,170,049
Newell Brands, Inc.	5,331,409	46,276,630
Sonos, Inc.(a)(b)	1,794,438	30,756,667
Tri Pointe Homes, Inc.(a)	529,558	18,746,353
Worthington Enterprises, Inc.	132,879	7,647,186
		208,939,320
Household Products — 0.6%
Central Garden & Pet Co.(a)(b)	133,292	6,679,262
Central Garden & Pet Co., Class A, NVS(a)(b)	573,569	25,259,979
Energizer Holdings, Inc.	504,610	15,986,045
		47,925,286
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	486,799	12,452,318
Clearway Energy, Inc., Class C	401,929	11,024,913
		23,477,231
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.	177,312	17,876,596
LXP Industrial Trust	4,094,212	40,614,583
		58,491,179
Insurance — 2.8%
American Equity Investment Life Holding Co.(a)	298,326	16,646,591
AMERISAFE, Inc.	153,759	7,192,846
Assured Guaranty Ltd.	304,201	22,763,361
Employers Holdings, Inc.	215,088	8,474,467
Genworth Financial, Inc., Class A(a)	5,560,584	37,144,701
Horace Mann Educators Corp.	491,123	16,059,722
Lincoln National Corp.	1,789,713	48,268,560
Mercury General Corp.	373,710	13,943,120
ProAssurance Corp.	625,507	8,625,741
Safety Insurance Group, Inc.	133,761	10,164,498
Stewart Information Services Corp.	328,813	19,317,764
Trupanion, Inc.(a)	261,286	7,971,836
United Fire Group, Inc.	296,922	5,974,071
		222,547,278

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 0.2%
QuinStreet, Inc.(a)	729,187	$ 9,348,177
Shutterstock, Inc.	164,884	7,960,600
		17,308,777
IT Services — 0.9%
DXC Technology Co.(a)(b)	2,709,244	61,960,410
Perficient, Inc.(a)(b)	190,707	12,552,335
		74,512,745
Leisure Products — 0.8%
Sturm Ruger & Co., Inc.	249,247	11,328,276
Topgolf Callaway Brands Corp.(a)(b)	1,987,793	28,504,952
Vista Outdoor, Inc.(a)(b)	812,477	24,024,945
		63,858,173
Life Sciences Tools & Services — 0.8%
BioLife Solutions, Inc.(a)(b)	193,694	3,147,528
Cytek Biosciences, Inc.(a)(b)	1,391,557	12,691,000
Fortrea Holdings, Inc.(a)	1,117,625	39,005,112
Mesa Laboratories, Inc.(b)	72,030	7,546,583
		62,390,223
Machinery — 3.4%
3D Systems Corp.(a)(b)	1,864,391	11,838,883
Albany International Corp., Class A	226,951	22,291,127
Astec Industries, Inc.	319,992	11,903,702
Barnes Group, Inc.	708,986	23,134,213
Enerpac Tool Group Corp., Class A	252,200	7,840,898
Enpro, Inc.	160,879	25,216,174
Greenbrier Cos., Inc. (The)	435,143	19,224,618
Hillenbrand, Inc.	978,170	46,805,435
John Bean Technologies Corp.	178,182	17,720,200
Kennametal, Inc.	1,113,714	28,722,684
Lindsay Corp.	78,968	10,199,507
Proto Labs, Inc.(a)	126,269	4,919,440
Titan International, Inc.(a)	711,529	10,587,552
Trinity Industries, Inc.	575,472	15,301,800
Wabash National Corp.	647,737	16,595,022
		272,301,255
Media — 1.0%
AMC Networks, Inc., Class A(a)(b)	428,507	8,051,647
DISH Network Corp., Class A(a)(b)	3,493,991	20,160,328
EW Scripps Co. (The), Class A, NVS(a)(b)	826,601	6,604,542
John Wiley & Sons, Inc., Class A	596,994	18,948,590
Scholastic Corp., NVS	383,880	14,472,276
TechTarget, Inc.(a)	151,778	5,290,981
Thryv Holdings, Inc.(a)(b)	435,190	8,856,116
		82,384,480
Metals & Mining — 0.8%
Century Aluminum Co.(a)(b)	727,732	8,834,666
Compass Minerals International, Inc.	471,521	11,938,912
Haynes International, Inc.	78,378	4,471,465
Kaiser Aluminum Corp.	224,049	15,950,048
Olympic Steel, Inc.	69,905	4,662,664
SunCoke Energy, Inc.	1,177,853	12,650,141
TimkenSteel Corp.(a)	231,065	5,418,474
Worthington Steel, Inc.(a)	132,130	3,712,853
		67,639,223
Mortgage Real Estate Investment Trusts (REITs) — 2.6%
Apollo Commercial Real Estate Finance, Inc.	695,005	8,159,359
Arbor Realty Trust, Inc.(b)	2,051,543	31,142,423
ARMOUR Residential REIT, Inc.	212,499	4,105,481
Blackstone Mortgage Trust, Inc., Class A(b)	2,410,596	51,273,377
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Franklin BSP Realty Trust, Inc.	1,153,556	$ 15,584,541
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,555,321	42,895,753
KKR Real Estate Finance Trust, Inc.	818,840	10,833,253
PennyMac Mortgage Investment Trust	1,213,798	18,146,280
Ready Capital Corp.	2,215,521	22,709,090
		204,849,557
Multi-Utilities — 0.6%
Avista Corp.	1,075,220	38,428,363
Unitil Corp.	123,874	6,512,056
		44,940,419
Office REITs — 2.0%
Brandywine Realty Trust	2,274,330	12,281,382
Douglas Emmett, Inc.	1,999,787	28,996,911
Easterly Government Properties, Inc.	1,337,801	17,980,045
Highwoods Properties, Inc.	1,478,735	33,951,755
Hudson Pacific Properties, Inc.	1,762,815	16,411,808
JBG SMITH Properties	1,104,263	18,783,514
SL Green Realty Corp.	773,639	34,945,274
		163,350,689
Oil, Gas & Consumable Fuels — 1.0%
Comstock Resources, Inc.	629,896	5,574,579
CVR Energy, Inc.	183,550	5,561,565
Green Plains, Inc.(a)(b)	713,954	18,005,920
Talos Energy, Inc.(a)(b)	1,412,060	20,093,614
Vital Energy, Inc.(a)	181,224	8,243,880
World Kinect Corp.	845,853	19,268,531
		76,748,089
Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	232,930	8,413,432
Mercer International, Inc.	614,289	5,823,460
Sylvamo Corp.	494,169	24,268,639
		38,505,531
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(a)	1,791,570	69,996,640
Allegiant Travel Co.	212,044	17,516,955
JetBlue Airways Corp.(a)(b)	4,659,710	25,861,390
SkyWest, Inc.(a)	264,850	13,825,170
Sun Country Airlines Holdings, Inc.(a)	299,923	4,717,789
		131,917,944
Personal Care Products — 0.7%
Edgewell Personal Care Co.	710,903	26,040,377
Medifast, Inc.	153,193	10,297,633
Nu Skin Enterprises, Inc., Class A	694,787	13,492,764
USANA Health Sciences, Inc.(a)	156,040	8,363,744
		58,194,518
Pharmaceuticals — 2.0%
Corcept Therapeutics, Inc.(a)	441,631	14,344,175
Harmony Biosciences Holdings, Inc.(a)	261,575	8,448,873
Innoviva, Inc.(a)	396,557	6,360,774
Ligand Pharmaceuticals, Inc.(a)(b)	230,370	16,453,025
Organon & Co.	3,576,145	51,568,011
Pacira BioSciences, Inc.(a)	649,707	21,921,114
Phibro Animal Health Corp., Class A	283,306	3,280,684
Prestige Consumer Healthcare, Inc.(a)(b)	360,990	22,099,808
Supernus Pharmaceuticals, Inc.(a)(b)	460,994	13,341,166
		157,817,630
Professional Services — 1.1%
CSG Systems International, Inc.	192,575	10,246,916

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Forrester Research, Inc.(a)	161,502	$ 4,329,869
Heidrick & Struggles International, Inc.	282,982	8,356,458
Kelly Services, Inc., Class A, NVS	449,382	9,715,639
Korn Ferry	309,688	18,379,983
NV5 Global, Inc.(a)	178,661	19,852,810
Resources Connection, Inc.	450,219	6,379,603
TrueBlue, Inc.(a)	437,924	6,717,754
TTEC Holdings, Inc.	265,401	5,751,240
		89,730,272
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.(a)(b)	1,553,825	12,601,521
Cushman & Wakefield PLC(a)(b)	2,050,397	22,144,288
Kennedy-Wilson Holdings, Inc.	1,664,564	20,607,302
Marcus & Millichap, Inc.	196,449	8,580,892
		63,934,003
Residential REITs — 0.6%
Centerspace	210,300	12,239,460
Elme Communities	1,228,858	17,941,327
NexPoint Residential Trust, Inc.	321,354	11,064,218
Veris Residential, Inc.	677,011	10,649,383
		51,894,388
Retail REITs — 2.2%
Acadia Realty Trust	1,333,902	22,662,995
Getty Realty Corp.	384,449	11,233,600
Macerich Co. (The)	3,014,301	46,510,665
Phillips Edison & Co., Inc.	819,920	29,910,682
Retail Opportunity Investments Corp.	1,762,875	24,733,136
Saul Centers, Inc.	92,120	3,617,552
SITE Centers Corp.	1,334,754	18,192,697
Urban Edge Properties	678,329	12,413,421
Whitestone REIT	336,115	4,130,853
		173,405,601
Semiconductors & Semiconductor Equipment — 2.4%
Alpha & Omega Semiconductor Ltd.(a)	316,511	8,248,277
CEVA, Inc.(a)	187,894	4,267,073
Cohu, Inc.(a)(b)	392,135	13,877,658
Diodes, Inc.(a)	251,711	20,267,770
Ichor Holdings Ltd.(a)(b)	410,802	13,815,271
Kulicke & Soffa Industries, Inc.	293,694	16,070,936
MaxLinear, Inc.(a)	394,595	9,379,523
Photronics, Inc.(a)(b)	263,888	8,278,166
Semtech Corp.(a)(b)	492,757	10,796,306
SiTime Corp.(a)(b)	102,133	12,468,397
SMART Global Holdings, Inc.(a)	430,797	8,154,987
SolarEdge Technologies, Inc.(a)	484,849	45,381,866
Ultra Clean Holdings, Inc.(a)(b)	627,224	21,413,427
		192,419,657
Software — 1.4%
A10 Networks, Inc.	519,441	6,841,038
ACI Worldwide, Inc.(a)(b)	565,367	17,300,230
Adeia, Inc.	904,331	11,204,661
Cerence, Inc.(a)(b)	567,219	11,151,526
Consensus Cloud Solutions, Inc.(a)(b)	250,519	6,566,103
Digital Turbine, Inc.(a)	1,275,647	8,750,938
Envestnet, Inc.(a)(b)	158,563	7,852,040
N-able, Inc.(a)	350,113	4,638,997
NCR Voyix Corp.(a)	1,876,504	31,731,683
Xperi, Inc.(a)	302,823	3,337,109
		109,374,325
Security	Shares	Value
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.	712,680	$ 18,030,804
Outfront Media, Inc.	1,184,045	16,529,268
Safehold, Inc.(a)(b)	626,007	14,648,564
Uniti Group, Inc.	1,602,828	9,264,346
		58,472,982
Specialty Retail — 5.2%
Academy Sports & Outdoors, Inc.(b)	1,042,808	68,825,328
Advance Auto Parts, Inc.	832,036	50,779,157
America’s Car-Mart, Inc.(a)(b)	81,254	6,156,616
Asbury Automotive Group, Inc.(a)(b)	146,824	33,030,995
Buckle, Inc. (The)	159,058	7,558,436
Caleres, Inc.	469,677	14,433,174
Chico’s FAS, Inc.(a)	760,010	5,760,876
Designer Brands, Inc., Class A(b)	613,471	5,429,218
Foot Locker, Inc.	1,146,107	35,701,233
Haverty Furniture Cos., Inc.	187,577	6,658,984
Hibbett, Inc.	173,403	12,488,484
Leslie’s, Inc.(a)(b)	2,574,386	17,789,007
MarineMax, Inc.(a)(b)	280,395	10,907,366
Monro, Inc.	442,176	12,973,444
National Vision Holdings, Inc.(a)	1,094,728	22,912,657
ODP Corp. (The)(a)(b)	465,425	26,203,427
Sally Beauty Holdings, Inc.(a)(b)	1,514,157	20,108,005
Shoe Carnival, Inc.	253,953	7,671,920
Sonic Automotive, Inc., Class A	207,618	11,670,208
Upbound Group, Inc.	275,499	9,358,701
Victoria’s Secret & Co.(a)(b)	1,081,129	28,693,164
		415,110,400
Technology Hardware, Storage & Peripherals — 0.5%
Corsair Gaming, Inc.(a)(b)	608,264	8,576,523
Xerox Holdings Corp.	1,581,995	28,997,968
		37,574,491
Textiles, Apparel & Luxury Goods — 0.7%
G-III Apparel Group Ltd.(a)(b)	569,311	19,345,188
Hanesbrands, Inc.(a)	4,897,371	21,842,275
Movado Group, Inc.	220,276	6,641,321
Wolverine World Wide, Inc.	1,118,503	9,943,492
		57,772,276
Tobacco — 0.4%
Universal Corp.	343,601	23,131,219
Vector Group Ltd.	1,019,914	11,504,630
		34,635,849
Trading Companies & Distributors — 0.6%
DXP Enterprises, Inc.(a)(b)	185,236	6,242,453
NOW, Inc.(a)	1,494,436	16,917,016
Rush Enterprises, Inc., Class A	471,017	23,692,155
		46,851,624
Water Utilities — 0.9%
American States Water Co.	243,176	19,556,214
California Water Service Group	484,456	25,128,733
Middlesex Water Co.	135,225	8,873,464
SJW Group	232,834	15,215,702
		68,774,113
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	458,580	4,645,415
Telephone & Data Systems, Inc.	688,730	12,638,196
		17,283,611
Total Long-Term Investments — 93.8% (Cost: $7,561,212,519)		7,488,761,306

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	339,110,377	$ 339,347,754
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	490,945,557	490,945,557
Total Short-Term Securities — 10.4% (Cost: $830,008,174)		830,293,311
Total Investments — 104.2% (Cost: $8,391,220,693)		8,319,054,617
Liabilities in Excess of Other Assets — (4.2)%		(335,324,700)
Net Assets — 100.0%		$ 7,983,729,917
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 417,296,861	$ —	$ (78,117,468)(a)	$ 13,178	$ 155,183	$ 339,347,754	339,110,377	$ 1,560,464(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	198,053,688	292,891,869(a)	—	—	—	490,945,557	490,945,557	4,935,179	—
				$ 13,178	$ 155,183	$ 830,293,311		$ 6,495,643	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	12	03/15/24	$ 1,229	$ (19,888)

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$ (95,277,861)	$ (264,486)(c)	$ 95,197,602	1.2%
	Monthly	HSBC Bank PLC(d)	02/10/28	(367,623,654)	4,381,019(e)	372,291,446	4.6
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	(25,432,493)	220,754(g)	25,697,414	0.3
					$ 4,337,287	$ 493,186,462
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(184,227) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(286,773) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(44,167) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-300 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Bank of Hawaii Corp.	87,935	$ 6,371,770	6.7%
BankUnited, Inc.	148,053	4,801,359	5.1
Berkshire Hills Bancorp, Inc.	26	645	0.0
Cathay General Bancorp	21,726	968,328	1.0
City Holding Co.	38,495	4,244,459	4.5
CVB Financial Corp.	765,851	15,462,532	16.2
Northwest Bancshares, Inc.	15	187	0.0
Simmons First National Corp., Class A	144,256	2,862,039	3.0
Westamerica BanCorp	7,163	404,065	0.4
		35,115,384
Capital Markets
Moelis & Co., Class A	154,897	8,694,369	9.1
Commercial Services & Supplies
Pitney Bowes, Inc.	2,851	12,544	0.0
Consumer Finance
Bread Financial Holdings, Inc.	105,272	3,467,659	3.6
Green Dot Corp., Class A	24,813	245,649	0.3
		3,713,308
Financial Services
Jackson Financial, Inc., Class A	550,070	28,163,584	29.6
Payoneer Global, Inc.	118,882	619,375	0.6
		28,782,959
	Shares	Value	% of Basket Value
Independent Power and Renewable Electricity Producers
Clearway Energy, Inc., Class C	122,056	$ 3,347,996	3.5%
Insurance
Stewart Information Services Corp.	35,492	2,085,155	2.2
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	568,160	8,624,669	9.1
Software
Envestnet, Inc.	97,359	4,821,218	5.1
Total Reference Entity — Short		95,197,602
Net Value of Reference Entity — Goldman Sachs Bank USA		$95,197,602
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Ameris Bancorp	215,314	$ 11,422,408	3.1%
Atlantic Union Bankshares Corp.	343,379	12,547,069	3.4
Axos Financial, Inc.	22,950	1,253,070	0.3
Banner Corp.	203,397	10,893,943	2.9
Berkshire Hills Bancorp, Inc.	66,336	1,647,123	0.4

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
	Shares	Value	% of Basket Value
Banks (continued)
Brookline Bancorp, Inc.	171,603	$ 1,872,189	0.5%
Cathay General Bancorp	87,579	3,903,396	1.0
Central Pacific Financial Corp.	72,583	1,428,433	0.4
Community Bank System, Inc.	279,194	14,548,799	3.9
Eagle Bancorp, Inc.	57,216	1,724,490	0.5
First Bancorp/Southern Pines NC	350,821	12,983,885	3.5
First Commonwealth Financial Corp.	159,671	2,465,320	0.7
First Financial Bancorp	477,138	11,332,027	3.0
Fulton Financial Corp.	1,157,199	19,047,496	5.1
Hanmi Financial Corp.	229,583	4,453,910	1.2
Heritage Financial Corp.	181,128	3,874,328	1.0
Hope Bancorp, Inc.	220,046	2,658,156	0.7
Independent Bank Corp.	252,675	16,628,542	4.5
Lakeland Financial Corp.	49,454	3,222,423	0.9
National Bank Holdings Corp., Class A	226,745	8,432,647	2.3
NBT Bancorp, Inc.	273,883	11,478,436	3.1
Northwest Bancshares, Inc.	592,069	7,389,021	2.0
Pacific Premier Bancorp, Inc.	189,428	5,514,249	1.5
Provident Financial Services, Inc.	92,631	1,670,137	0.4
Renasant Corp.	103,625	3,490,090	0.9
S&T Bancorp, Inc.	69,915	2,336,559	0.6
Seacoast Banking Corp. of Florida	348,517	9,918,794	2.7
TrustCo Bank Corp.	92,977	2,886,936	0.8
Trustmark Corp.	312,928	8,724,433	2.3
United Community Banks, Inc.	688,737	20,152,445	5.4
Veritex Holdings, Inc.	252,430	5,874,046	1.6
WaFd, Inc.	313,189	10,322,709	2.8
Westamerica BanCorp	36,627	2,066,129	0.5
WSFS Financial Corp.	20,842	957,273	0.3
		239,120,911
Capital Markets
Artisan Partners Asset Management, Inc., Class A	36,374	1,607,003	0.4
PJT Partners, Inc., Class A	45,642	4,649,551	1.3
		6,256,554
Commercial Services & Supplies
Pitney Bowes, Inc.	299,931	1,319,696	0.4
Consumer Finance
Bread Financial Holdings, Inc.	83,211	2,740,970	0.7
Enova International, Inc.	23,361	1,293,265	0.4
Green Dot Corp., Class A	273,219	2,704,868	0.7
		6,739,103
Containers & Packaging
Sealed Air Corp.	608,613	22,226,547	6.0
Diversified Telecommunication Services
EchoStar Corp., Class A	186,306	3,087,090	0.8
Financial Services
Jackson Financial, Inc., Class A	242,685	12,425,472	3.3
Payoneer Global, Inc.	404,291	2,106,356	0.6
Radian Group, Inc.	40,196	1,147,596	0.3
		15,679,424
Independent Power and Renewable Electricity Producers
Clearway Energy, Inc., Class C	572,978	15,716,787	4.2
Insurance
Employers Holdings, Inc.	142,369	5,609,339	1.5
	Shares	Value	% of Basket Value
Insurance (continued)
Genworth Financial, Inc., Class A	486,329	$ 3,248,678	0.9%
Horace Mann Educators Corp.	76,381	2,497,659	0.7
Lincoln National Corp.	585,647	15,794,899	4.2
ProAssurance Corp.	82,834	1,142,281	0.3
Safety Insurance Group, Inc.	71,811	5,456,918	1.5
Stewart Information Services Corp.	15,958	937,532	0.2
		34,687,306
Life Sciences Tools & Services
Fortrea Holdings, Inc.	124,762	4,354,194	1.2
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	17,600	267,168	0.1
Office REITs
Brandywine Realty Trust	117,398	633,949	0.2
Douglas Emmett, Inc.	317,451	4,603,040	1.2
JBG SMITH Properties	106,027	1,803,519	0.5
SL Green Realty Corp.	127,610	5,764,144	1.5
		12,804,652
Oil, Gas & Consumable Fuels
Green Plains, Inc.	113,099	2,852,357	0.8
Software
Envestnet, Inc.	144,985	7,179,657	1.9
Total Reference Entity — Short		372,291,446
Net Value of Reference Entity — HSBC Bank PLC		$372,291,446
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Atlantic Union Bankshares Corp.	51,764	$ 1,891,456	7.4%
Banner Corp.	20,032	1,072,914	4.2
Cathay General Bancorp	21,891	975,682	3.8
Community Bank System, Inc.	36,838	1,919,628	7.5
CVB Financial Corp.	77,200	1,558,668	6.1
First Bancorp/Southern Pines NC	23,964	886,908	3.4
Provident Financial Services, Inc.	44,056	794,330	3.1
Seacoast Banking Corp. of Florida	59,311	1,687,991	6.6
Simmons First National Corp., Class A	87,186	1,729,770	6.7
Veritex Holdings, Inc.	32,678	760,417	2.9
WaFd, Inc.	37,755	1,244,405	4.8
WSFS Financial Corp.	19,481	894,762	3.5
		15,416,931
Consumer Finance
Green Dot Corp., Class A	301,886	2,988,672	11.6

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P Small-Cap 600 Value ETF
	Shares	Value	% of Basket Value
Financial Services
Jackson Financial, Inc., Class A	49,305	$ 2,524,416	9.8%
Radian Group, Inc.	43,005	1,227,793	4.8
		3,752,209
Independent Power and Renewable Electricity Producers
Clearway Energy, Inc., Class C	48,051	1,318,039	5.1
Insurance
Genworth Financial, Inc., Class A	263,030	1,757,040	6.9
	Shares	Value	% of Basket Value
Professional Services
CSG Systems International, Inc.	8,730	$ 464,523	1.8%
Total Reference Entity — Short		25,697,414
Net Value of Reference Entity — JPMorgan Chase Bank NA		$25,697,414

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 7,488,761,306	$ —	$ —	$ 7,488,761,306
Short-Term Securities
Money Market Funds	830,293,311	—	—	830,293,311
	$ 8,319,054,617	$ —	$ —	$ 8,319,054,617
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 4,337,287	$ —	$ 4,337,287
Liabilities
Equity Contracts	(19,888)	—	—	(19,888)
	$ (19,888)	$ 4,337,287	$ —	$ 4,317,399
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust